Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended	83 Months Ended
	Jul. 26, 2018	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000230762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Abraham Fortress Fund (Class K/FORKX)
Accumulated Value	$ 25,000	$ 24,877		$ 28,003	$ 31,981	$ 31,807	$ 33,818	$ 37,913	$ 37,127
C000230760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Abraham Fortress Fund (Class I/FORTX)
Accumulated Value	10,000	9,941		11,177	12,751	12,678	13,455	15,075	14,751
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,799		11,743	11,704	10,499	10,401	10,674	11,323
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	25,000	25,567		26,107	36,358	30,632	35,695	42,611	49,500
Seventy 30 Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			70/30 Blended Index
Accumulated Value	10,000	10,426		10,902	13,768	11,842	13,168	15,037	17,014
MSCI ACWI Net [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,227		$ 10,443	$ 14,543	$ 12,253	$ 14,278	$ 17,044	$ 19,800